Property, Plant and Equipment	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property, Plant and Equipment
Property, plant and equipment, at cost as of December 31, 2016 and 2015, is as follows:

(in US$ millions)	2016	2015
Land and buildings	91.4	91.4
Tanks, jetties and installations	1,511.4	1,475.8
Other equipment	36.3	35.0
Construction work in progress	67.1	73.6
At cost	1,706.2	1,675.8
Less: accumulated depreciation	(505.6)	(448.6)
Total property, plant and equipment	1,200.6	1,227.2

For the years ended December 31, 2016, 2015 and 2014, interest expenses of $0.5 million, $3.1 million and $2.2 million, respectively, were capitalized as part of the costs of construction work in progress.
Depreciation expense recorded on property, plant and equipment was $71.5 million, $67.2 million and $69.6 million during the years ended December 31, 2016, 2015 and 2014, respectively.
The property, plant and equipment as of December 31, 2016 and 2015, specified by geographical location is as follows:

(in US$ millions)	2016	2015
Amsterdam, NL	218.1	203.8
Rotterdam, NL	223.6	239.7
Antwerp, BE	133.0	135.8
Europe	574.7	579.3
Florida, USA	124.5	128.2
Fujairah, UAE	166.2	169.3
Tanjung Bin, Malaysia	335.2	350.4
Rest of the world	625.9	647.9
Total	1,200.6	1,227.2